Interests in subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
(Loss)/profit for the year		(14,189)	6,846	6,974
– Attributable to non-controlling interests		178	180	173
Total comprehensive income		(17,563)	15,553	7,796
– Attributable to non-controlling interests		136	183	174
Summary net assets:
Non-current assets		104,530	138,137
Current assets		14,186	15,409
Non-current liabilities		50,109	59,983
Current liabilities		15,673	17,853
Total equity		52,934	75,710	67,401	£ 62,955
Net cash generated from operating activities		10,714	10,394	9,717
Net cash used in investing activities		(296)	(705)	(1,140)
Net cash used in financing activities		(9,314)	(8,878)	(8,749)
Differences on exchange		(292)	431	(253)
Increase/(decrease) in net cash and cash equivalents in the year		1,180	874	(425)
Net cash and cash equivalents at 1 January		3,337	2,463	2,888
Net cash and cash equivalents at 31 December		4,517	3,337	2,463
British American Tobacco Bangladesh Company Limited
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		680	732	640
(Loss)/profit for the year		133	153	127
– Attributable to non-controlling interests		36	41	34
Total comprehensive income		91	132	127
– Attributable to non-controlling interests		25	36	34
Dividends paid and other appropriations made to non-controlling interests		(11)	(32)	(28)
Summary net assets:
Non-current assets		299	322	303
Current assets		437	253	345
Non-current liabilities		71	78	70
Current liabilities		284	166	262
Total equity		381	331	316
– Attributable to non-controlling interests		103	90	86
Net cash generated from operating activities		167	164	52
Net cash used in investing activities		(51)	(46)	(26)
Net cash used in financing activities		(41)	(147)	(55)
Differences on exchange		1	4	0
Increase/(decrease) in net cash and cash equivalents in the year		76	(25)	(29)
Net cash and cash equivalents at 1 January		(24)	1	30
Net cash and cash equivalents at 31 December		£ 52	£ (24)	£ 1

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.